Disclosure of detailed information about entity reportable segments, assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 1	$ 20,884
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 2	1,034
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 3	6,212
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 4	2,360
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 5	7,594
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 6	193
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 7	38,277
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 8	1,000
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 9	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 10	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 11	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 12	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 13	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 14	1,000
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 15	168
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 16	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 17	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 18	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 19	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 20	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 21	168
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 22	341
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 23	893
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 24	12,115
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 25	4,100
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 26	15,602
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 27	961
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 28	34,012
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 29	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 30	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 31	8,476
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 32	2,178
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 33	2,477
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 34	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 35	13,131
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 36	1,090
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 37	128
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 38	125
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 39	77
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 40	176
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 41	315
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 42	1,911
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 43	76
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 44	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 45	316
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 46	144
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 47	74
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 48	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 49	610
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 50	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 51	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 52	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 53	655
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 54	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 55	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 56	655
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 57	691
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 58	11,285
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 59	42,264
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 60	6,766
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 61	15,929
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 62	11,881
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 63	88,816
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 64	24,250
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 65	13,340
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 66	69,508
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 67	16,280
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 68	41,852
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 69	13,350
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 70	178,580
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 71	5,829
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 72	225
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 73	4,484
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 74	1,774
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 75	5,117
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 76	899
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 77	18,328
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 78	727
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 79	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 80	1,499
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 81	940
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 82	19
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 83	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 84	3,185
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 85	236
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 86	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 87	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 88	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 89	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 90	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 91	236
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 92	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 93	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 94	2,086
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 95	1,772
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 96	4,074
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 97	50
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 98	7,982
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 99	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 100	200
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 101	528
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 102	637
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 103	227
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 104	0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 105	1,592
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 106	6,792
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 107	425
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 108	8,597
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 109	5,123
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 110	9,437
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 111	949
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 112	$ 31,323
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 1		$ 62,223
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 2		499
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 3		1,649
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 4		1,627
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 5		6,183
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 6		136
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 7		72,317
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 8		85
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 9		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 10		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 11		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 12		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 13		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 14		85
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 15		607
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 16		978
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 17		5,019
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 18		4,845
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 19		13,786
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 20		325
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 21		25,560
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 22		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 23		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 24		8,946
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 25		1,831
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 26		2,654
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 27		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 28		13,431
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 29		1,363
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 30		165
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 31		404
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 32		60
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 33		40
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 34		5
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 35		2,037
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 36		76
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 37		56
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 38		311
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 39		143
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 40		73
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 41		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 42		659
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 43		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 44		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 45		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 46		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 47		183
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 48		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 49		183
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 50		247
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 51		10,836
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 52		38,105
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 53		6,972
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 54		3,205
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 55		6,873
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 56		66,238
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 57		64,601
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 58		12,534
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 59		54,434
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 60		15,478
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 61		26,124
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 62		7,339
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 63		180,510
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 64		5,829
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 65		1,250
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 66		5,025
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 67		2,093
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 68		3,953
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 69		79
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 70		18,229
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 71		452
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 72		525
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 73		1,030
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 74		2,309
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 75		315
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 76		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 77		4,631
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 78		9,000
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 79		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 80		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 81		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 82		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 83		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 84		9,000
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 85		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 86		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 87		2,058
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 88		1,755
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 89		4,033
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 90		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 91		7,846
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 92		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 93		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 94		7,340
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 95		205
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 96		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 97		0
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 98		7,545
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 99		15,281
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 100		1,775
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 101		15,453
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 102		6,362
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 103		8,301
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 104		79
Segment Disclosures Disclosure Of Detailed Information About Entity Reportable Segments, Assets And Liabilities 105		$ 47,251